As filed with the Securities and Exchange Commission on July 24, 2015

Securities Act File No. 333-183945
Investment Company Act File No. 811-22747

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post Effective Amendment No. 48	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 50	[X]

(Check appropriate box or boxes)

ALPS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of Principal Executive Offices)

303-623-5277
(Registrant’s Telephone Number, including Area Code)

JoEllen L. Legg, Esq., Secretary
ALPS Series Trust
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent for Service)

Copy to:

Robert Robertson, Esq.
Dechert LLP
2010 Main Street, Suite 500
Irvine, California  92614

It is proposed that this filing will become effective:

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 48 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on July 24, 2015.

ALPS SERIES TRUST
(Registrant)

By: /s/ Jeremy O. May
President

Pursuant to the requirements of the Securities Act of 1933, this registrant statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeremy O. May	President, Trustee and Chairman	July 24, 2015
Jeremy O. May

/s/ Cheryl Burgermeister	Trustee	July 24, 2015
Cheryl Burgermeister*

/s/ J. Wayne Hutchens	Trustee	July 24, 2015
J. Wayne Hutchens*

/s/ Patrick Seese	Trustee	July 24, 2015
Patrick Seese*

/s/ Kimberly R. Storms	Treasurer	July 24, 2015
Kimberly R. Storms

*	Signature affixed by JoEllen L. Legg pursuant to a Power of Attorney dated October 30, 2012.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase